EXHIBIT 99.11

Clayton Rating Agency ATR QM Data Fields

Client Name:	Verus
Client Project Name:	Verus 2018-1
Start - End Dates:	6/14/2017 - 8/5/2017
Deal Loan Count:	8

Rating Agency ATR QM Data Fields

Loans in Report:	8

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
701081	Non-QM: Lender documented all ATR UW factors	No	Yes
1706002485	Non-QM: Lender documented all ATR UW factors	No	Yes
1706002462	Non-QM: Lender documented all ATR UW factors	No	Yes
1708002611	Non-QM: Lender documented all ATR UW factors	No	Yes
700743	Non-QM: Lender documented all ATR UW factors	No	Yes
700745	Non-QM: Lender documented all ATR UW factors	No	Yes
700746	ATR/QM: Not Applicable	No	Yes
700750	Non-QM: Lender documented all ATR UW factors	No	Yes